Financial Instruments - Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at FVTOCI and at FVTPL
Beginning balance	$ 129,157.7
Ending balance	161,739.5	$ 129,157.7
Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at FVTOCI and at FVTPL
Beginning balance	6,282.1	5,887.9	$ 4,514.9
Additions	14,887.2	715.6	319.2
Recognized in profit or loss	12.3		0.0
Recognized in other comprehensive income or loss	262.4	(373.2)	1,821.8
Disposals and proceeds from return of capital of investments	(128.0)	(359.5)	(700.2)
Transfers out of level 3 (Note)	0.0	(139.8)
Effect of exchange rate changes	(466.4)	551.1	(67.8)
Ending balance	$ 20,849.6	$ 6,282.1	$ 5,887.9